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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 33-37562



                       SUPPLEMENT TO THE PROSPECTUS OF
        MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST

                             DATED MARCH 30, 1999

   On January 26, 2000, the Board of Trustees of Morgan Stanley Dean Witter Multi-State Municipal Series Trust (the "Fund") approved Agreements and Plans of Reorganization by and between certain of the Fund's Series (each, the "merging Series") and certain other Morgan Stanley Dean Witter Funds (each, the "acquiring Fund"), pursuant to which substantially all of the assets of the merging Series would be combined with those of the acquiring Fund and shareholders of the merging Series would become shareholders of the acquiring Fund receiving Class D shares of the acquiring Fund equal to the value of their holdings in the merging series (each, a "Reorganization") as follows:


 MERGING SERIES                 ACQUIRING FUND

------------------------        -----------------------------------

California Series         --    Morgan Stanley Dean Witter
                                California Tax-Free Income Fund

Massachusetts Series      --    Morgan Stanley Dean Witter
                                Tax-Exempt Securities Trust

Michigan Series           --    Morgan Stanley Dean Witter
                                Tax-Exempt Securities Trust

Minnesota Series          --    Morgan Stanley Dean Witter
                                Tax-Exempt Securities Trust

New York Series           --    Morgan Stanley Dean Witter
                                New York Tax-Free Income Fund

Ohio Series               --    Morgan Stanley Dean Witter
                                Tax-Exempt Securities Trust

   Each Reorganization is subject to the approval of shareholders of the applicable merging Series at a special meeting of shareholders scheduled to be held on June 22, 2000. A proxy statement formally detailing the proposal, the reasons for the Trustees' action and information concerning the acquiring Fund will be distributed to shareholders of each merging Series.

January 26, 2000